SCOUT
TAX-FREE
MONEY MARKET
FUND


A no-load mutual fund
principally invested in
short-term municipal
securities seeking to provide
maximum income exempt
from federal income tax
consistent with safety of
principal and maintenance
of liquidity.


Quarterly Report
September 30, 1997


TO THE SHAREHOLDERS

Scout Tax-Free Money Market Fund earned 0.78% for the quarter ended September 30, 1997. The Fund's 7-day current yield on September 30, 1997, was 3.28%.

Money market funds are neither insured nor guaranteed by the U.S. Government. There is no assurance that the fund will maintain a stable net asset value of one dollar per share. Income from the fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

Spurred by plenty of good economic news and the Federal Reserve's decision not to raise interest rates, the fixed income markets performed very well in the quarter. This was particularly notable in the 30-year Treasury bond, which had done nothing (up 0.54%) in the first six months of the year but had an outstanding quarterly return of 6.29%. While the rally continued in early October, based mainly on a favorable employment report, the long bond closed the quarter below 6.25%. We believe the bond is now trading at the low end of a 6.25%-6.75% range. Given any evidence of strength in the economy, it easily could revert to the higher end of this range.

Throughout the quarter, tax-exempt money market rates continued to be influenced primarily by either abundance or lack of supply. As is often the case, rates increased significantly near the end of the quarter, to the benefit of funds with short average maturities. The Fund entered the quarter with a relatively short average maturity to account for the possibility of further increases in the key Fed Funds rate, now at 5.50%, and maintained that position throughout. The general bond markets have begun positioning for a reduction in rates, but economic indicators continue to flash a few warning signs.

As long as this uncertainty prevails, the Fund will maintain a moderate average maturity. As always, we will continue to use only the highest-quality issuers.

We appreciate your continued interest in Scout Tax-Free Money Market Fund and we welcome your comments and questions.

Sincerely,

/s/William A. Faust
William A. Faust
UMB Investment Advisors

Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution, nor are they insured by the Federal Deposit Insurance Corporation or any other applicable deposit insurance. These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS

Statement of Net Assets
September 30, 1997

        Principal                                                    Market
State   Amount      Description                                      Value

ALABAMA
    $   6,700,000   Columbia Alabama Industrial Dev. Board,
                     Pollution Control Rev. (Alabama Power Co.),
                     Series D,
                     Var. Rate, due October 1, 2022              $   6,700,000
ALASKA
        6,100,000   Valdez Alaska Marine Terminal
                     (Exxon Pipeline Co.),
                     Var. Rate, due October 1, 2025                  6,100,000
ARIZONA
        2,200,000   Maricopa County Arizona
                     (Southern California Edition),
                     Tax-Exempt Commercial Paper,
                     3.80%, November 14, 1997                        2,200,000
        2,000,000   Mesa Arizona Municipal Development Corp.,
                     Series 96A,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 3, 1997                      2,000,000
        2,100,000   Mesa Arizona Municipal Development Corp,
                     Series 85,
                     Tax-Exempt Commercial Paper,
                     3.70%, due November 4, 1997                     2,100,000
        1,600,000   Mesa Arizona Municipal Development Corp,
                     Series 96A,
                     Tax-Exempt Commercial Paper,
                     3.65%, due November 26, 1997                    1,600,000
        2,350,000   Salt River Project Agricultural Improvement
                     & Power District,
                     Arizona Tax-Exempt Commercial Paper,
                     3.75%, due October 1, 1997                      2,350,000
        2,000,000   Salt River Project Agricultural Improvement
                     & Power District,
                     Arizona Tax-Exempt Commercial Paper,
                     3.55%, due October 21,1997                      2,000,000
FLORIDA
        1,000,000   Gainesville Florida Utility Systems,
                     Series C,
                     Tax-Exempt Commercial Paper,
                     3.85%, due November 2, 1997                     1,000,000
        3,000,000   Gainesville Florida Utility Systems,
                     Series C,
                     Tax-Exempt Commercial Paper,
                     3.80%, due November 5, 1997                     3,000,000
        3,700,000   Gainesville Florida Utility Systems,
                     Series C,
                     Tax-Exempt Commercial Paper,
                     3.80%, due November 18,1997                     3,700,000
        1,200,000   Jacksonville Florida
                     Pollution Control Rev.,
                     Series 94,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 22, 1997                     1,200,000
GEORGIA
        7,500,000   Burke County Georgia,
                     Pollution Control Rev.
                     (Georgia Power Co.),
                     Var. Rate, due July 1, 2024                     7,500,000
        6,000,000   Effingham County Georgia,
                     Pollution Control Rev.
                     (Savannah Electric & Power),
                     Var. Rate, due April 1, 2037                    6,000,000
ILLINOIS
          500,000   Sauget Illinois,
                     Pollution Control Rev.
                     (Monsanto Co. Project),
                     Var. Rate, due September 1, 2014                  500,000
        3,000,000   Sauget Illinois, Pollution Control Rev.
                     (Monsanto Co. Project),
                     Var. Rate, due May 1, 2028                      3,000,000
INDIANA
        5,100,000   Rockport Indiana, Pollution Control Rev.
                     (AEP Generating Co), Series A,
                     Var. Rate, due July 1, 2025                     5,100,000
        1,000,000   Sullivan City Indiana,
                     Pollution Control Rev., Series 85 L2,
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 16, 1997                     1,000,000
        2,000,000   Sullivan City Indiana,
                     Pollution Control Rev., Series 85 L6,
                     Tax-Exempt Commercial Paper,
                     3.65%, due November 3, 1997                     2,000,000
        4,000,000   Sullivan City Indiana,
                     Pollution Control Rev., Series 85 L3,
                     Tax-Exempt Commercial Paper,
                     3.65%, due November 12, 1997                    4,000,000
KANSAS
        2,000,000   Burlington Kansas,
                     Pollution Control Rev., Series 85 C-1,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 14,1997                      2,000,000
KENTUCKY
        3,000,000   County of Trimble Kentucky
                     (Louisville Gas/Electric Company),
                     Tax-Exempt Commercial Paper,
                     3.80%, due November 10, 1997                    3,000,000
        3,000,000   County of Trimble Kentucky
                     (Louisville Gas/Electric Company),
                     Tax-Exempt Commercial Paper,
                     3.80%, due November 19,1997                     3,000,000
MASSACHUSETTS
        2,400,000   Massachusetts State, Series B,
                     Var. Rate, due December 1, 1997                 2,400,000

        2,300,000   Massachusetts State
                     Industrial Finance Agency,
                     Pollution Control Rev.
                     (New England Power),
                     Var. Rate, due October 1, 2022                  2,300,000
MICHIGAN
        3,000,000   University of Michigan Board of Regents,
                     Series A,
                     Tax Exempt Commercial Paper,
                     3.625%, due September 30, 1997                  3,000,000
MISSISSIPPI
        9,400,000   Jackson County Mississippi,
                     Port Facility Rev. (Chevron USA),
                     Var. Rate, due June 1, 2023                     9,400,000

MISSOURI
        1,150,000   Columbia Missouri, Series A,
                     Var. Rate, due June 1, 2008                     1,150,000
        1,745,000   Kansas City Missouri,
                     Water Rev., Series B,
                     6.25%, due December 1, 2007                     1,769,751
        4,000,000   Missouri Environment Improvement Rev.
                     (Union Electric Co.),
                     Tax-Exempt Commercial Paper,
                     3.70%, due October 2,1997                       4,000,000
        1,100,000   Missouri Environment Improvement Rev.,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 27,1997                      1,100,000
          900,000   Missouri State Health & Education Auth.
                     (Washington University), Series A,
                     Var. Rate, due September 1, 2030                  900,000
          500,000   Missouri State Health & Education Auth.
                     (Washington University), Series B,
                     Var. Rate, due September 1, 2030                  500,000
        4,600,000   Missouri State Health & Education Auth.
                     (Washington University), Series C,
                     Var. Rate, due September 1, 2030                4,600,000
        1,200,000   St. Charles Missouri,
                     Industrial Development Auth.,
                     Pollution Control Rev. (Monsanto Co.),
                     Var. Rate, due July 1, 2021                     1,200,000
NEBRASKA
        2,000,000   Nebraska Public Power District, Series B,
                     Tax-Exempt Commercial Paper,
                     3.80%, due October 28, 1997                     2,000,000
        1,150,000   Omaha Public Power District Electric Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 16,1997                      1,150,000
        1,500,000   Omaha Public Power District Electric Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 17,1997                      1,500,000
OHIO
        6,000,000   Columbus Ohio, Series 1,
                     Var. Rate, due June 1, 2016                     6,000,000
SOUTH CAROLINA
        3,000,000   South Carolina Public Service Auth.,
                     Tax-Exempt Commercial Paper,
                     3.55%, due October 9, 1997                      3,000,000
        2,400,000   York County South Carolina (Duke Power),
                     Tax-Exempt Commercial Paper,
                     3.70%, due October 6, 1997                      2,400,000
        1,750,000   York County South Carolina (Duke Power),
                     Tax-Exempt Commercial Paper,
                     3.75%, due October 6, 1997                      1,750,000
        2,000,000   York County South Carolina (Duke Power),
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 20, 1997                     2,000,000
        1,000,000   York County South Carolina (Duke Power),
                     Tax-Exempt Commercial Paper,
                     3.65%, due December 1, 1997                     1,000,000
TENNESSEE
        1,500,000   Metro Government Nashville Tennessee,
                     Series 89A,
                     Tax-Exempt Commercial Paper,
                     3.80%, due October 2, 1997                      1,500,000
        1,000,000   Metro Government Nashville Tennessee,
                     Series 89A,
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 3, 1997                      1,000,000
TEXAS
        1,350,000   Austin Texas Combined Utility, Series A,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 1, 1997                      1,350,000
        1,100,000   Brazos River Auth. Texas (Monsanto Co.),
                     Var. Rate, due February 1, 2004                 1,100,000
        1,000,000   Brazos River Harbor Texas, Naval District,
                     Series 86
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 15,1997                      1,000,000
        1,100,000   Brazos River Harbor Texas,
                     Industrial Development Corporation
                     (Monsanto Co.),
                     Var. Rate, due March 1, 2021                    1,100,000
          900,000   Gulf Coast Texas Waste Disposal Auth.
                     (Monsanto Co.),
                     Var. Rate, due July 1, 2001                       900,000
        1,500,000   Gulf Coast Texas Waste Disposal Auth.
                     (Exxon),
                     Var. Rate, due June 1, 2020                     1,500,000
        1,978,000   Harris County Texas, Series A,
                     Tax-Exempt Commercial Paper,
                     3.70%, due October 16,1997                      1,978,000
        1,700,000   Lower Neches Valley Texas Auth.,
                     Pollution Control Rev.
                     (River Treatment Industrial Dev. Corp.),
                     Var. Rate, due February 1, 2004                 1,700,000
        1,000,000   Port of Corpus Christi Texas Auth.,
                     Series 95,
                     Tax-Exempt Commercial Paper,
                     3.85%, due October 10, 1997                     1,000,000
        2,000,000   Port of Corpus Christi Texas Auth.,
                     Series 95,
                     Tax-Exempt Commercial Paper,
                     3.90% due October 10,1997                       2,000,000
        2,000,000   San Antonio Texas Water Systems,
                     Series 95,
                     Tax-Exempt Commercial Paper,
                     3.70%, due October 7, 1997                      2,000,000
        1,500,000   San Antonio Texas Water Systems,
                     Series 95,
                     Tax-Exempt Commercial Paper,
                     3.65%, due November 6, 1997                     1,500,000
        4,000,000   Texas A & M University Board Regents,
                     Series B,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 15,1997                      4,000,000
        4,000,000   Texas A & M University Board Regents,
                     Series B,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 27, 1997                     4,000,000
        1,520,000   University of Texas, University Fund,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.60%, due November 13, 1997                    1,520,000
        2,000,000   University of Texas, System Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 7, 1997                      2,000,000
        3,000,000   University of Texas, System Rev.,
                     Series A,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 8, 1997                      3,000,000
UTAH
        2,000,000   Intermountain Power Agency Utah,
                     Series 85-3,
                     Tax-Exempt Commercial Paper,
                     3.55%, due October 10, 1997                     2,000,000
        3,500,000   Intermountain Power Agency Utah,
                     Series 85-3,
                     Tax-Exempt Commercial Paper,
                     3.65%, due October 29, 1997                     3,500,000
        2,200,000   Intermountain Power Agency Utah,
                     Series 85F,
                     Tax-Exempt Commercial Paper,
                     3.60%, due November 17,1997                     2,200,000
WASHINGTON
        4,250,000   Seattle Municipal Power & Light Rev.,
                     Tax-Exempt Commercial Paper,
                     3.60%, due October 1, 1997                      4,250,000
          900,000   Seattle Municipal Power & Light Rev.,
                     Var. Rate, due November 1, 2018                   900,000
WISCONSIN
        1,400,000   Oak Creek Wisconsin, Pollution Control Rev.
                     (Wisconsin Electric Power Co.),
                     Var. Rate, due August 1, 2016                   1,400,000
        1,600,000   Sheboygan Wisconsin, Pollution Control Rev.
                     (Wisconsin Power & Light Co.),
                     Var. Rate, due August 1, 2014                   1,600,000
        1,500,000   Sheboygan Wisconsin, Pollution Control Rev.
                     (Wisconsin Electric Power Co.),
                     Var. Rate, due September 1, 2015                1,500,000
        1,508,000   Wisconsin State G.O., Series 97B,
                     Tax-Exempt Commercial Paper,
                     3.625%, due October 23, 1997                    1,508,000
Wyoming
        1,800,000   Sublette County Wyoming,
                     Pollution Control Rev. (Exxon),
                     Var. Rate, due November 1, 2014                 1,800,000
TOTAL INVESTMENTS - 100.57%                                      $ 178,975,751

Other assets less liabilities - (0.57)%                            (1,019,029)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share;
        1,000,000,000 shares of $0.01 par value
        capital shares authorized;
        178,056,551 shares outstanding)                          $ 177,956,722

Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.





BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
Larry D. Armel
William E. Hoffman, D.D.S.
Eric T. Jager
Stephen F. Rose
Stuart Wien

Officers
Larry D. Armel, President
P. Bradley Adams, Vice President & Treasurer
Michael A. Brummel, Vice President
Martin A. Cramer, Vice President & Secretary
John G. Dyer, Vice President
Constance E. Martin, Vice President

Investment Counsel
UMB Bank, n.a., Kansas City, Missouri

Auditors
Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
Stradley, Ronon, Stevens & Young,
Philadelphia, Pennsylvania
John G. Dyer, Kansas City, Missouri

Custodian
UMB Bank, n.a., Kansas City, Missouri


JONES & BABSON
MUTUAL FUNDS

P.O. Box 410498
Kansas City, MO 64141-0498

TOLL-FREE 1-800-996-2862

JB26C